INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Examination [Line Items]
Income before income taxes	$ 2,072	$ 761	$ 1,507
Hong Kong [Member]
Income Tax Examination [Line Items]
Income before income taxes	955	513	1,361
China [Member]
Income Tax Examination [Line Items]
Income before income taxes	1,060	$ 248	$ 146
Myanmar [Member]
Income Tax Examination [Line Items]
Income before income taxes	$ 57